Cost of Sales (Tables)	6 Months Ended
Jun. 30, 2018
Cost of Sales [Abstract]
Cost of Sales by Cost
Cost of sales

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2018	2017	2017
US Dollar million	Reviewed	Restated	Restated

Cash operating costs	1,208	1,272	2,728
Royalties	68	55	116
Other cash costs	5	12	19
Total cash costs	1,281	1,339	2,863
Retrenchment costs	2	3	6
Rehabilitation and other non-cash costs	(3)	13	29
Amortisation of tangible assets	294	389	817
Amortisation of intangible assets	3	3	6
Inventory change	25	43	15
	1,602	1,790	3,736